Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

	Depreciable
	lives-new
December 31 (Dollars in millions)	(in years)		2011	2010

Original cost(b)
Land and improvements, buildings, structures and
related equipment	1-37	(a)	$3,110	$3,510
Equipment leased to others
Aircraft	19-21		46,240	45,674
Vehicles	1-28		15,278	17,216
Railroad rolling stock	4-50		4,324	4,331
Construction and manufacturing	1-30		2,644	2,586
All other(c)	3-30		3,438	5,855
Total			$75,034	$79,172

Net carrying value(b)
Land and improvements, buildings, structures and
related equipment			$1,499	$1,665
Equipment leased to others
Aircraft(d)			34,271	34,665
Vehicles			8,772	9,077
Railroad rolling stock			2,853	2,960
Construction and manufacturing			1,670	1,454
All other(c)			2,354	3,947
Total			$51,419	$53,768

  Depreciable lives exclude land.
  Included $1,570 million and $1,571 million of original cost of assets leased to GE with accumulated amortization of $470 million and $531 million at December 31, 2011 and 2010, respectively.
  Included $2,404 million of original cost and $1,670 million of carrying value at December 31, 2010 related to our CLL marine container leasing business, which was disposed during 2011.
  GECAS recognized impairment losses of $301 million in 2011 and $438 million in 2010 recorded in the caption “Depreciation and amortization” in the Statement of Earnings to reflect adjustments to fair value based on an evaluation of average current market values (obtained from third parties) of similar type and age aircraft, which are adjusted for the attributes of the specific aircraft under lease.

Amortization of equipment leased to others was $6,253 million, $6,786 million and $7,179 million in 2011, 2010 and 2009, respectively. Noncancellable future rentals due from customers for equipment on operating leases at December 31, 2011, are as follows:

(In millions)

Due in
2012	$7,345
2013	5,995
2014	4,916
2015	3,772
2016	3,025
2017 and later	8,779
Total	$33,832